CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S DEFICIT (Parenthetical) - shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 19, 2021
Temporary equity shares outstanding		13,800,000	13,800,000
Class B Ordinary shares
Maximum Common Stock Shares Subject To Forfeiture	450,000	450,000
Class B Ordinary shares | Sponsor
Common Stock Shares, No Longer Subject To Forfeiture				450,000